CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Class A Ordinary Shares Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Ordinary Shares USD ($) shares	Class B Ordinary Shares Ordinary Shares CNY (¥) shares	Class B Ordinary Shares Ordinary Shares USD ($) shares	Series A Convertible Preferred Shares shares
Beginning Balance at Dec. 31, 2019	¥ (4,459,928)		¥ 37					¥ 88,216		¥ (4,602,437)
Beginning Balance, Shares at Dec. 31, 2019 | shares			57,864,058													54,256
Net loss	(1,339,908)									(1,339,908)
Share-based compensation	356,038			¥ 356,038
Repurchase and cancellation of ordinary share for settlement of amount due from a related party and others	(2,831)			(2,831)
Repurchase and cancellation of ordinary share for settlement of amount due from a related party and others, Shares | shares			(115,324)
Repurchase and cancellation of vested options	(528)			(528)
Accretion of convertible redeemable preferred shares	(2,837,991)			(141,156)						(2,696,835)
Exercise of stock options	195		¥ 14	181
Exercise of stock options, Shares | shares			20,135,999									242,999	242,999
Issuance of ordinary shares upon the initial public offering ("IPO") and exercising the over-allotment option by the underwriters (net of issuance cost of RMB28,153)	2,023,593			2,023,542								¥ 51
Issuance of ordinary shares upon initial public offering and exercising the over-allotment option by the underwriters, Shares | shares												78,775,000	78,775,000
Conversion of convertible preferred shares upon the IPO	8,363,098			8,417,146								¥ 206		¥ 2
Conversion of convertible preferred shares upon the IPO, Shares | shares												314,807,446	314,807,446	3,305,651	3,305,651	(54,256)
Re-designation of ordinary shares into Class A and Class B ordinary shares upon the IPO			¥ (51)									¥ 18		¥ 33
Re-designation of ordinary shares into Class A and Class B ordinary shares upon the IPO, Shares | shares			(77,884,733)									27,867,521	27,867,521	50,017,212	50,017,212
Shares issuance in relation to warrant exercised	1,014			1,014
Shares issuance in relation to warrant exercised, Shares | shares												36,936	36,936
Shares issuance in connection with vesting of restricted shares units (Note 8)				(3)										¥ 3
Shares issuance in connection with vesting of restricted shares units (Note 8) | shares														5,130,305	5,130,305
Foreign currency translation adjustments	(38,602)							(38,602)
Ending Balance at Dec. 31, 2020	2,064,150			10,653,403				49,614		(8,639,180)		¥ 275		¥ 38
Ending Balance, Shares at Dec. 31, 2020 | shares												421,729,902	421,729,902	58,453,168	58,453,168
Net loss	(1,441,913)									(1,441,913)
Share-based compensation	195,214			195,214
Exercise of stock options	10,508			10,490								¥ 18
Exercise of stock options, Shares | shares												27,848,615	27,848,615
Foreign currency translation adjustments	(30,923)							(30,923)
Ending Balance at Dec. 31, 2021	797,036			10,859,107				18,691		(10,081,093)		¥ 293		¥ 38
Ending Balance, Shares at Dec. 31, 2021 | shares												449,578,517	449,578,517	58,453,168	58,453,168
Net loss	(177,872)	$ (25,788)								(177,872)
Share-based compensation	129,558			129,558
Share repurchase, Shares | shares						30,678,200	30,678,200					(30,678,200)	(30,678,200)
Share repurchase	(33,948)			(33,927)		¥ (21)
Exercise of stock options	¥ 91			84								¥ 7
Exercise of stock options, Shares | shares	4,402,853	4,402,853										10,081,834	10,081,834
Foreign currency translation adjustments	¥ 43,998							43,998
Ending Balance at Dec. 31, 2022	¥ 758,863	$ 110,025		¥ 10,954,822	$ 1,588,300	¥ (21)	$ (3)	¥ 62,689	$ 9,089	¥ (10,258,965)	$ (1,487,410)	¥ 300	$ 43	¥ 38	$ 6
Ending Balance, Shares at Dec. 31, 2022 | shares						30,678,200	30,678,200					428,982,151	428,982,151	58,453,168	58,453,168